Supplement dated October 1, 2014
to the Classes A, B, C, J, and P Shares Prospectus
for Principal Funds, Inc.
dated March 1, 2014

(as supplemented on March 7, 2014, March 14, 2014, April 28, 2014,
June 16, 2014, July 15, 2014, and August 18, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

CALIFORNIA MUNICIPAL FUND

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, add:

•	James Welch (since 2014), Portfolio Manager

TAX-EXEMPT BOND FUND

Under the Sub-Advisor(s) and Portfolio Manager(s) heading for Principal Global Investors, LLC, add:

•	James Welch (since 2014), Portfolio Manager

MANAGEMENT OF THE FUNDS

Under The Sub-Advisors heading for Principal Global Investors, LLC, add:

James Welch has been with PGI since 2014. Previously, he was a senior portfolio manager at Castleton Partners, and prior to that, at Standish Mellon Asset Management. He earned a bachelor's degree in Economics from The Pennsylvania State University.

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